Reorganization and Acquisitions	12 Months Ended
Dec. 31, 2018
REORGANIZATION AND ACQUISITIONS [Abstract]
Reorganization And Acquisitions

2. REORGANIZATION AND ACQUISITIONS

a. Reorganization

Prior to a reorganization of the Sohu Group undertaken in 2007 that resulted in the establishment of the Group in connection with a contemplated initial public offering by the Company on the Nasdaq Global Select Market, the operation and licensing of PC games were carried out by various companies owned or controlled by Sohu.com Inc. (the “Predecessor Operations”). In connection with such reorganization, the Predecessor Operations, which include all operating assets and liabilities relating to the operation of massively multi-player online role-playing games (“MMORPGs”), were transferred to the Group with legal effect as of December 1, 2007.

On April 7, 2009, the Company completed an initial public offering on the Nasdaq Global Select Market. In the offering, 8,625,000 American depositary shares (“ADSs”), representing 17,250,000 Class A ordinary shares, were sold to the public at a price of $16.00 per ADS. Of these, 3,750,000 ADSs, representing 7,500,000 Class A ordinary shares, were sold by the Company; and 4,875,000 ADSs, representing 9,750,000 Class A ordinary shares, were sold by an indirect wholly-owned subsidiary of Sohu.com. The net proceeds to the Company from the initial public offering, after deducting commissions and offering expenses, were approximately $54.7 million.

Effective May 31, 2018, the Sohu Group undertook a reorganization pursuant to which Sohu.com Inc., which had been the Company’s ultimate parent company, was dissolved and liquidated, and Sohu.com Limited, which had been a wholly-owned subsidiary of Sohu.com Inc., became the Company’s ultimate parent company and the top-tier publicly-traded entity of the Sohu Group. Sohu.com Limited (or its predecessor Sohu.com Inc., as applicable) is referred to in these Notes to Consolidated Financial Statements as “Sohu.com.” Sohu.com Limited (or its predecessor Sohu.com Inc., as applicable) and its subsidiaries and VIEs, excluding the Company and its subsidiaries and VIEs, are collectively referred to herein as “Sohu.” Sohu.com Limited (or its predecessor Sohu.com Inc., as applicable) and its subsidiaries and VIEs, including the Company and its subsidiaries and VIEs, are collectively referred to as the “Sohu Group.”

b. Share Repurchase Program

On July 27, 2013, Changyou’s Board of Directors authorized a share repurchase program (the “Share Repurchase Program”) of up to $100 million of the outstanding ADSs of Changyou over a two-year period from July 27, 2013 to July 26, 2015. As of July 26, 2015, Changyou had repurchased 1,364,846 Changyou ADSs, representing 2,729,692 Class A ordinary shares, at an average price of $25.9 per ADS, or $12.95 per Class A ordinary share, for aggregate consideration of $35 million, which were recorded in treasury shares in shareholder’s equity.

c. MoboTap Transaction

On July 16, 2014, Changyou, through a wholly-owned subsidiary, entered into an investment agreement with MoboTap Inc. (“MoboTap”), which is a Cayman Islands company that is the mobile technology developer behind the Dolphin Browser, MoboTap’s subsidiaries and variable interest entities and MoboTap’s shareholders. On July 31, 2014, pursuant to the investment agreement, Changyou purchased from existing shareholders of MoboTap shares of MoboTap representing 51% of the equity interests in MoboTap on a fully-diluted basis for approximately $91 million in cash.

On July 31, 2014, pursuant to the investment agreement, Changyou, MoboTap and the non-controlling shareholders of MoboTap entered into a shareholder agreement pursuant to which Changyou has the right to designate three of the five directors of MoboTap, including the chairman of the board; Changyou’s approval is required for any proposed transfers of equity interests in MoboTap held by the non-controlling shareholders; and Changyou is entitled to customary pre-emptive rights with respect to any new issuance of equity interests in MoboTap. Changyou has the right to purchase up to 10% of the equity interests in MoboTap from non-controlling shareholders, at a price of 20% below the initial public offering (“IPO”) price, before a qualified IPO of MoboTap.

In 2016, the Company’s Board of Directors approved the disposal of the 51% equity interest in MoboTap held by the Company. As of December 31, 2016, the Company was negotiating with a potential buyer on the terms of the disposal. Accordingly, the assets and liabilities attributable to MoboTap were classified as assets and liabilities held for sale and measured at the lower of their carrying amounts or their fair value less cost to sell, in the Company’s consolidated balance sheet as of December 31, 2016.

In the first quarter of 2017, the Company’s management determined that the disposal was unlikely to be completed within one year due to the suspension of negotiations with the potential buyer. As a result, the assets held for sale and liabilities held for sale related to MoboTap were reclassified as assets and liabilities held for use and measured at the carrying value before MoboTap was classified as held for sale, adjusted for any depreciation and amortization expense that would have been recognized had the assets and liabilities been continuously classified as held for use.

In the third quarter of 2017, due to enhanced restrictions the Chinese regulatory authorities imposed on card and board games, some of the Company’s key distribution partners informed the Company that they had decided to stop the distribution and promotion of card and board games, which had an adverse impact on MoboTap’s current performance, and also increased uncertainty with respect to its future operations and cash flow. As a result, the Company’s management determined that it was unlikely for MoboTap to gain users and grow its online card and board games revenues in China. Management performed an impairment test in the third quarter of 2017 using the discounted cash flow method, and impairment charges of $86.9 million were recognized to reflect the fair value of the MoboTap business, of which an $83.5 million impairment loss was recognized for goodwill and a $3.4 million impairment loss was recognized for intangible assets.

On March 13, 2018, the Company completed the sale of all of the equity interests in MoboTap.

d. Acquisition of RaidCall

On November 19, 2013, the Company entered into an investment agreement with Beijing Kunlun Tech Co., Ltd. and certain of its affiliates (collectively, the “Kalends Group”), pursuant to which TalkTalk Limited (“TalkTalk”) was incorporated in the British Virgin Islands and initially wholly-owned by the Kalends Group, RaidCall (HK) Limited (“RaidCall HK”) was incorporated in Hong Kong as a wholly-owned subsidiary of TalkTalk, and Beijing Changyou RaidCall Internet Technology Co., Ltd. (“Changyou RaidCall”) was incorporated in the PRC as a wholly-owned subsidiary of RaidCall HK. The Kalends Group then transferred to RaidCall HK and Changyou RaidCall all of the assets associated with a free social communication software platform designed for online gaming and music-related value-added services that the Kalends Group operated through a series of Websites (“RaidCall”). On December 24, 2013, pursuant to the investment agreement, the Company acquired 62.5% of the equity interests, on a fully-diluted basis, in TalkTalk for cash consideration of $47.6 million. Of the total consideration, $27.6 million was paid to purchase from the Kalends Group a portion of the ordinary shares of TalkTalk held by the Kalends Group, and $20 million was injected for newly-issued ordinary shares of TalkTalk. Also effective upon the closing of the transaction, 15% of the equity interests in TalkTalk on a fully-diluted basis were reserved for grants of equity incentive awards to key employees associated with RaidCall, and the Kalends Group continued to hold the remaining 22.5% of the equity interests on a fully-diluted basis.

At the closing of the transaction, the parties entered into a shareholder agreement pursuant to which the Company has the right to designate three of the five directors of TalkTalk, including the chairman of the board, and the Company has customary rights of first refusal with respect to proposed transfers of equity interests in TalkTalk by the Kalends Group.

In March 2015, the Kalends Group transferred additional ordinary shares of TalkTalk held by it to the Company and TalkTalk issued additional ordinary shares to the Company pursuant to the investment agreement because RaidCall had failed to achieve certain average daily active account milestones specified in the agreement. As a result, the Company’s equity interests in TalkTalk increased to 70% on a fully-diluted basis.